TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
Revenues from mining operations
	Years Ended December 31,

	2012	2011	2010

Revenues from mining operations:

Gold	$1,712,665	$1,563,760	$1,216,249

Silver	140,221	171,725	104,544

Zinc	45,797	70,522	77,544

Copper	19,019	14,451	22,219

Lead	12	1,341	1,965

	$1,917,714	$1,821,799	$1,422,521